Unaudited Condensed Consolidated Statements of Financial Position - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and deposits in banks	$ 2,875,942	$ 3,089,072
Cash items in process of collection	442,662	173,192
Financial instruments at fair value through profit or loss	301,239	582,710
Financial instruments at fair value through other comprehensive income	3,914,198	3,970,899
Interbank loans at amortized cost	57,499	7,121
Loans and accounts receivable from customers at amortized cost	22,017,132	21,576,108
Financial instruments at amortized cost	173,227	111,542
Investments under resale agreements	122,998	105,580
Financial derivative contracts	2,588,103	3,982,803
Investments in associates	8,218	7,149
Intangible assets	702,939	718,683
Property, plant, and equipment	72,831	80,615
Right of use assets under lease agreements	128,765	146,008
Current taxes	100,123	64,699
Deferred taxes	273,589	312,556
Other assets	498,099	542,633
Other non-current assets held for sale	15,143	15,078
TOTAL ASSETS	34,292,707	35,486,448
LIABILITIES
Deposits and other demand liabilities	6,550,657	6,197,406
Cash in process of being cleared	420,259	154,232
Obligations under repurchase agreements	483,241	638,851
Time deposits and other time liabilities	10,269,825	11,433,064
Financial derivative contracts	2,377,921	3,673,591
Interbank borrowings	4,453,688	3,798,978
Debt instruments issued	6,335,525	6,204,856
Other financial liabilities	29,163	13,123
Lease contracts liabilities	133,594	151,885
Current taxes	344	1,766
Deferred taxes	102	237
Provisions	175,779	135,090
Other liabilities	684,594	700,034
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	31,914,692	33,103,113
Attributable to equity holders of the Bank:
Capital	1,862,826	1,862,826
Reserves	468,759	1,195,849
Valuation accounts	(140,997)	26,824
Retained earnings (losses):	118,966	(771,251)
Retained earnings from prior years		37,533
Net income for the period/(loss) for the year	166,334	(808,784)
Less: Provision for mandatory dividends	(47,368)
Total equity attributable to equity holders of the Bank	2,309,554	2,314,248
Non-controlling interest	68,461	69,087
TOTAL EQUITY	2,378,015	2,383,335
TOTAL LIABILITIES AND EQUITY	$ 34,292,707	$ 35,486,448